Share-Based Payment (Details) - Schedule of classification of stock-based compensation - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of classification of stock-based compensation [Abstract]
Cost of revenues	$ 1,934
General and administrative expenses	18,136	$ 59,492
Research and development expenses	5,139	13,064
Selling and marketing expenses	2,921	6,029
Construction in process	162
Total	$ 28,292	$ 83,131